RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Risk Management and Financial Instruments [Abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Risk Management Overview
TransCanada has exposure to market risk and counterparty credit risk, and has strategies, policies and limits in place to manage the impact of these risks on earnings and cash flow.
Risk management strategies, policies and limits are designed to ensure TransCanada's risks and related exposures are in line with the Company's business objectives and risk tolerance. Market risk and counterparty credit risk are managed within limits ultimately established by the Company's Board of Directors, implemented by senior management and monitored by the Company's risk management and internal audit groups. The Board of Directors' Audit Committee oversees how management monitors compliance with market risk and counterparty credit risk management policies and procedures, and oversees management's review of the adequacy of the risk management framework.
Market Risk
The Company constructs and invests in energy infrastructure projects, purchases and sells commodities, issues short-term and long-term debt, including amounts in foreign currencies, and invests in foreign operations. Certain of these activities expose the Company to market risk from changes in commodity prices, foreign exchange rates and interest rates, which may affect the Company's earnings and the value of the financial instruments it holds. The Company assesses contracts used to manage market risk to determine whether all, or a portion, meets the definition of a derivative.
Derivative contracts the Company uses to assist in managing the exposure to market risk may consist of the following:

•	Forwards and futures contracts – agreements to purchase or sell a specific financial instrument or commodity at a specified price and date in the future

•	Swaps – agreements between two parties to exchange streams of payments over time according to specified terms

•
Options – agreements that convey the right, but not the obligation of the purchaser to buy or sell a specific amount of a financial instrument or commodity at a fixed price, either at a fixed date or at any time within a specified period.

Power generation commodity price risk
The Company is exposed to commodity price movements as part of its normal business operations. A number of strategies are used to manage these exposures, including the following:

•
committing a portion of its expected power supply to fixed-price medium-term or long-term sales contracts, while reserving an amount of unsold supply to manage operational and price risks in its asset portfolio

•
purchasing a portion of the natural gas required to fuel certain of its power plants or entering into contracts that base the sale price of electricity on the cost of natural gas, effectively locking in a margin

•	meeting power sales commitments using power generation or fixed price purchase contracts, thereby reducing the Company's exposure to fluctuating commodity prices.
In April and June 2017, the Company sold its U.S. Northeast power assets. In December 2017, TransCanada entered into an agreement to sell its outstanding U.S. power retail contracts as part of the wind down of the U.S. power marketing operations. The sale of the U.S. power retail contracts is expected to close in the first quarter of 2018, subject to regulatory and other approvals. As a result of these sales, the exposure to commodity price risk has been reduced significantly.
Natural gas storage commodity price risk
TransCanada manages its exposure to seasonal natural gas price spreads in its non-regulated natural gas storage business by economically hedging storage capacity with a portfolio of third-party storage capacity contracts and proprietary natural gas purchases and sales. TransCanada simultaneously enters into forward purchase contracts of natural gas for injection into storage and offsetting forward sale contracts of natural gas for withdrawal at a later period, thereby locking in future positive margins and effectively eliminating exposure to natural gas price movements. Unrealized gains and losses on fair value adjustments recorded each period on these forward contracts are not necessarily representative of the amounts that will be realized on settlement.
Liquids marketing commodity price risk
The liquids marketing business began operations in 2016. TransCanada enters into short-term or long-term liquids pipeline and storage terminal capacity contracts. TransCanada fixes a portion of its exposure on these contracts by entering into derivative instruments to manage its variable price fluctuations that arise from physical liquids transactions.
Foreign exchange and interest rate risk
Foreign exchange and interest rate risk is created by fluctuations in the fair value or cash flow of financial instruments due to changes in foreign exchange rates and interest rates. TransCanada generates revenues and incurs expenses that are denominated in currencies other than Canadian dollars. As a result, the Company's earnings and cash flows are expected to fluctuate.
A portion of TransCanada’s business generates earnings in U.S. dollars, but since its financial results are reported in Canadian dollars, changes in the value of the U.S. dollar against the Canadian dollar can affect the Company’s net income. As the Company’s U.S. dollar-denominated operations continue to grow, exposure to changes in currency rates increases. The majority of this risk is offset by interest expense on U.S. dollar-denominated debt and by using foreign exchange derivatives.
TransCanada is exposed to interest rate risk resulting from financial instruments and contractual obligations containing variable interest rate components. The Company uses a combination of interest rate swaps and options to manage its exposure to this risk.
Net investment in foreign operations
The Company hedges its net investment in foreign operations (on an after-tax basis) with U.S. dollar-denominated debt, cross-currency interest rate swaps and foreign exchange forward contracts and options.
The fair values and notional or principal amounts for the derivatives designated as a net investment hedge were as follows:

	2017		2016
at December 31	Fair Value[1]	Notional or Principal Amount	Fair Value[1]	Notional or Principal Amount
(millions of Canadian $, unless otherwise noted)

U.S. dollar cross-currency interest rate swaps (maturing 2018 to 2019)[2]	(199)	US 1,200	(425)	US 2,350
U.S. dollar foreign exchange options (maturing 2018)	5	US 500	—	—
U.S. dollar foreign exchange forward contracts	—	—	(7)	US 150
	(194)	US 1,700	(432)	US 2,500

1	Fair value equals carrying value.

2
In 2017, Net income includes net realized gains of $4 million (2016 – gains of $6 million) related to the interest component of cross-currency swap settlements which are reported within Interest expense.

The notional amounts and fair value of U.S. dollar-denominated debt designated as a net investment hedge were as follows:

at December 31	2017	2016
(millions of Canadian $, unless otherwise noted)

Notional amount	25,400 (US 20,200)	26,600 (US 19,800)
Fair value	28,900 (US 23,100)	29,400 (US 21,900)

Counterparty Credit Risk
Counterparty credit risk represents the financial loss the Company would experience if a counterparty to a financial instrument failed to meet its obligations in accordance with the terms and conditions of the related contract or agreement with the Company.
The Company manages its exposure to this potential loss by using recognized credit management techniques, including:

•
dealing with creditworthy counterparties – a significant amount of the Company’s credit exposure is with investment grade counterparties or, if not, is generally partially supported by financial assurances from investment grade parties

•
setting limits on the amount TransCanada can transact with any one counterparty – the Company monitors and manages the concentration of risk exposure with any one counterparty, and reduces the exposure when necessary and when it is allowed under the terms of the contracts

•	using contract netting arrangements and obtaining financial assurances such as guarantees, letters of credit or cash when deemed necessary.
There is no guarantee that these techniques will protect the Company from material losses.
TransCanada's maximum counterparty credit exposure with respect to financial instruments at December 31, 2017, without taking into account security held, consisted of cash and cash equivalents, accounts receivable, available for sale assets, derivative assets and loan receivable. The Company regularly reviews its accounts receivable and records an allowance for doubtful accounts as necessary using the specific identification method. At December 31, 2017, there were no significant amounts past due or impaired, no significant credit risk concentration and no significant credit losses during the year. At December 31, 2016, we had a credit risk concentration with one counterparty of $200 million (US$149 million).
TransCanada has significant credit and performance exposures to financial institutions as they hold cash deposits and provide committed credit lines and letters of credit that help manage the Company's exposure to counterparties and provide liquidity in commodity, foreign exchange and interest rate derivative markets.
For TransCanada's Canadian regulated natural gas pipeline assets, counterparty credit risk is managed through application of tariff provisions as approved by the NEB.
Fair Value of Non-Derivative Financial Instruments
The fair value of long-term debt and junior subordinated notes is estimated using an income approach based on quoted market prices for the same or similar debt instruments from external data service providers.
Available for sale assets are recorded at fair value which is calculated using quoted market prices where available. Certain non-derivative financial instruments included in cash and cash equivalents, accounts receivable, intangible and other assets, notes payable, accounts payable and other, accrued interest and other long-term liabilities have carrying amounts that approximate their fair value due to the nature of the item or the short time to maturity and would also be classified in Level II of the fair value hierarchy.
Credit risk has been taken into consideration when calculating the fair value of non-derivative financial instruments.
Balance Sheet Presentation of Non-Derivative Financial Instruments
The following table details the fair value of non-derivative financial instruments, excluding those where carrying amounts approximate fair value, and would be classified in Level II of the fair value hierarchy:

	2017		2016
at December 31	Carrying Amount	Fair Value	Carrying Amount	Fair Value
(millions of Canadian $)

Long-term debt, including current portion[1,2] (Note 17)	(34,741)	(40,180)	(40,150)	(45,047)
Junior subordinated notes (Note 18)	(7,007)	(7,233)	(3,931)	(3,825)
	(41,748)	(47,413)	(44,081)	(48,872)

1	Long-term debt is recorded at amortized cost, except for US$1.1 billion (2016 – US$850 million) that is attributed to hedged risk and recorded at fair value.

2
Net income in 2017 included unrealized gains of $4 million (2016 – gains of $2 million) for fair value adjustments attributable to the hedged interest rate risk associated with interest rate swap fair value hedging relationships on US$1.1 billion of long-term debt at December 31, 2017 (2016 – US$850 million). There were no other unrealized gains or losses from fair value adjustments to the non-derivative financial instruments.

Available for Sale Assets Summary
The following tables summarize additional information about the Company's restricted investments that are classified as available for sale assets:

	2017		2016
	LMCI Restricted Investments	Other Restricted Investments[2]	LMCI Restricted Investments	Other Restricted Investments[2]
(millions of Canadian $)

Fair value[1]
Fixed income securities (maturing within 1 year)	—	23	—	19
Fixed income securities (maturing within 1-5 years)	—	107	—	117
Fixed income securities (maturing within 5-10 years)	14	—	9	—
Fixed income securities (maturing after 10 years)	790	—	513	—
	804	130	522	136

1	Available for sale assets are recorded at fair value and included in Other current assets and Restricted investments on the Company's Consolidated balance sheet.

2	Other restricted investments have been set aside to fund insurance claim losses to be paid by the Company's wholly-owned captive insurance subsidiary.

	2017		2016
(millions of Canadian $)	LMCI restricted investments[1]	Other restricted investments[2]	LMCI restricted investments[1]	Other restricted investments[2]

Net unrealized (losses)/gains in the year ended December 31	(3)	1	(28)	(1)
Net realized (losses)/gains in the year ended December 31[3]	(1)	—	—	—

1
Gains and losses arising from changes in the fair value of LMCI restricted investments impact the subsequent amounts to be collected through tolls to cover future pipeline abandonment costs. As a result, the Company records these gains and losses as regulatory assets or liabilities.

2	Unrealized gains and losses on other restricted investments are included in OCI.

3	The realized gains or losses on the sale of LMCI restricted investment securities are determined using the average cost basis.
Fair Value of Derivative Instruments
The fair value of foreign exchange and interest rate derivatives has been calculated using the income approach which uses year-end market rates and applies a discounted cash flow valuation model. The fair value of commodity derivatives has been calculated using a market approach. The market approach bases the fair value measures on a comparable transaction using quoted market prices, or in the absence of quoted market prices, third-party broker quotes or other valuation techniques. The fair value of options has been calculated using the Black-Scholes pricing model. Credit risk has been taken into consideration when calculating the fair value of derivative instruments.
In some cases, even though the derivatives are considered to be effective economic hedges, they do not meet the specific criteria for hedge accounting treatment or are not designated as a hedge and are accounted for at fair value with changes in fair value recorded in net income in the period of change. This may expose the Company to increased variability in reported earnings because the fair value of the derivative instruments can fluctuate significantly from period to period.
The recognition of gains and losses on derivatives for Canadian natural gas regulated pipeline exposures is determined through the regulatory process. Gains and losses arising from changes in the fair value of derivatives accounted for as part of RRA, including those that qualify for hedge accounting treatment, can be recovered or refunded through the tolls charged by the Company. As a result, these gains and losses are deferred as regulatory assets or regulatory liabilities and are refunded to or collected from the ratepayers in subsequent years when the derivative settles.
Balance Sheet Presentation of Derivative Instruments
The balance sheet classification of the fair value of derivative instruments as at December 31, 2017 is as follows:

at December 31, 2017	Cash Flow Hedges	Fair Value Hedges	Net Investment Hedges	Held for Trading	Total Fair Value of Derivative Instruments[1]
(millions of Canadian $)

Other current assets (Note 7)
Commodities[2]	1	—	—	249	250
Foreign exchange	—	—	8	70	78
Interest rate	3	—	—	1	4
	4	—	8	320	332
Intangible and other assets (Note 12)
Commodities[2]	—	—	—	69	69
Interest rate	4	—	—	—	4
	4	—	—	69	73
Total Derivative Assets	8	—	8	389	405

Accounts payable and other (Note 14)
Commodities[2]	(6)	—	—	(208)	(214)
Foreign exchange	—	—	(159)	(10)	(169)
Interest rate	—	(4)	—	—	(4)
	(6)	(4)	(159)	(218)	(387)
Other long-term liabilities (Note 15)
Commodities[2]	(2)	—	—	(26)	(28)
Foreign exchange	—	—	(43)	—	(43)
Interest rate	—	(1)	—	—	(1)
	(2)	(1)	(43)	(26)	(72)
Total Derivative Liabilities	(8)	(5)	(202)	(244)	(459)
Total Derivatives	—	(5)	(194)	145	(54)

1	Fair value equals carrying value.

2	Includes purchases and sales of power, natural gas and liquids.
The balance sheet classification of the fair value of derivative instruments as at December 31, 2016 is as follows:

at December 31, 2016	Cash Flow Hedges	Fair Value Hedges	Net Investment Hedges	Held for Trading	Total Fair Value of Derivative Instruments[1]
(millions of Canadian $)

Other current assets (Note 7)
Commodities[2]	6	—	—	351	357
Foreign exchange	—	—	6	10	16
Interest rate	1	1	—	1	3
	7	1	6	362	376
Intangible and other assets (Note 12)
Commodities[2]	4	—	—	118	122
Foreign exchange	—	—	10	—	10
Interest rate	1	—	—	—	1
	5	—	10	118	133
Total Derivative Assets	12	1	16	480	509

Accounts payable and other (Note 14)
Commodities[2]	—	—	—	(330)	(330)
Foreign exchange	—	—	(237)	(38)	(275)
Interest rate	(1)	(1)	—	—	(2)
	(1)	(1)	(237)	(368)	(607)
Other long-term liabilities (Note 15)
Commodities[2]	—	—	—	(118)	(118)
Foreign exchange	—	—	(211)	—	(211)
Interest rate	—	(1)	—	—	(1)
	—	(1)	(211)	(118)	(330)
Total Derivative Liabilities	(1)	(2)	(448)	(486)	(937)
Total Derivatives	11	(1)	(432)	(6)	(428)

1	Fair value equals carrying value.

2	Includes purchases and sales of power, natural gas and liquids.
The majority of derivative instruments held for trading have been entered into for risk management purposes and all are subject to the Company's risk management strategies, policies and limits. These include derivatives that have not been designated as hedges or do not qualify for hedge accounting treatment but have been entered into as economic hedges to manage the Company's exposures to market risk.
Notional and Maturity Summary
The maturity and notional principal or quantity outstanding related to the Company's derivative instruments excluding hedges of the net investment in foreign operations is as follows:

at December 31, 2017	Power	Natural Gas	Liquids	Foreign Exchange	Interest Rate

Purchases[1]	66,132	133	6	—	—
Sales[1]	42,836	135	7	—	—
Millions of U.S. dollars	—	—	—	US 2,931	US 2,300
Millions of Mexican pesos	—	—	—	MXN 100	—
Maturity dates	2018-2022	2018-2021	2018	2018	2018-2022

1	Volumes for power, natural gas and liquids derivatives are in GWh, Bcf and MMBbls respectively.

at December 31, 2016	Power	Natural Gas	Liquids	Foreign Exchange	Interest Rate

Purchases[1]	86,887	182	6	—	—
Sales[1]	58,561	147	6	—	—
Millions of U.S. dollars	—	—	—	US 2,394	US 1,550
Maturity dates	2017-2021	2017-2020	2017	2017	2017-2019

1	Volumes for power, natural gas and liquids derivatives are in GWh, Bcf and MMBbls respectively.
Unrealized and Realized Gains/(Losses) on Derivative Instruments
The following summary does not include hedges of the net investment in foreign operations.

year ended December 31	2017	2016	2015
(millions of Canadian $)

Derivative instruments held for trading[1]
Amount of unrealized gains/(losses) in the year
Commodities[2]	62	123	(37)
Foreign exchange	88	25	(21)
Interest rate	(1)	—	—
Amount of realized (losses)/gains in the year
Commodities	(107)	(204)	(151)
Foreign exchange	18	62	(112)
Interest rate	1	—	—
Derivative instruments in hedging relationships
Amount of realized gains/(losses) in the year
Commodities	23	(167)	(179)
Foreign exchange	5	(101)	—
Interest rate	1	4	8

1
Realized and unrealized gains and losses on held for trading derivative instruments used to purchase and sell commodities are included net in Revenues. Realized and unrealized gains and losses on interest rate and foreign exchange derivative instruments held for trading are included net in Interest expense and Interest income and other, respectively.

2
In 2017, there were no gains or losses included in Net Income relating to discontinued cash flow hedges where it was probable that the anticipated transaction would not occur (2016 – net loss of $42 million).

Derivatives in cash flow hedging relationships
The components of OCI (Note 22) related to derivatives in cash flow hedging relationships including the portion attributable to non-controlling interests are as follows:

year ended December 31	2017	2016	2015
(millions of Canadian $, pre-tax)

Change in fair value of derivative instruments recognized in OCI (effective portion)[1]
Commodities	(1)	39	(92)
Interest rate	4	5	—
	3	44	(92)
Reclassification of (losses)/gains on derivative instruments from AOCI to Net income (effective portion)[1]
Commodities[2]	(20)	57	128
Interest rate[3]	17	14	16
	(3)	71	144

1
No amounts have been excluded from the assessment of hedge effectiveness. In 2017 and 2016, there were no gains or losses included in Net Income related to ineffective portions. Amounts in parentheses indicate losses recorded to OCI and AOCI.

2	Reported within Revenues on the Consolidated statement of income.

3	Reported within Interest expense on the Consolidated statement of income.
Offsetting of derivative instruments
The Company enters into derivative contracts with the right to offset in the normal course of business as well as in the event of default. TransCanada has no master netting agreements, however, similar contracts are entered into containing rights to offset. The Company has elected to present the fair value of derivative instruments with the right to offset on a gross basis in the Consolidated balance sheet. The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis as at December 31, 2017:

at December 31, 2017	Gross Derivative Instruments Presented on the Balance Sheet	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative – Asset
Commodities	319	(198)	121
Foreign exchange	78	(56)	22
Interest rate	8	(1)	7
	405	(255)	150
Derivative – Liability
Commodities	(242)	198	(44)
Foreign exchange	(212)	56	(156)
Interest rate	(5)	1	(4)
	(459)	255	(204)

1	Amounts available for offset do not include cash collateral pledged or received.
The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis as at December 31, 2016:

at December 31, 2016	Gross Derivative Instruments Presented on the Balance Sheet	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative – Asset
Commodities	479	(362)	117
Foreign exchange	26	(26)	—
Interest rate	4	(1)	3
	509	(389)	120
Derivative – Liability
Commodities	(448)	362	(86)
Foreign exchange	(486)	26	(460)
Interest rate	(3)	1	(2)
	(937)	389	(548)

1	Amounts available for offset do not include cash collateral pledged or received.
With respect to the derivative instruments presented above as at December 31, 2017, the Company had provided cash collateral of $165 million (2016 – $305 million) and letters of credit of $30 million (2016 – $27 million) to its counterparties. The Company held nil (2016 – nil) in cash collateral and $3 million (2016 – $3 million) in letters of credit from counterparties on asset exposures at December 31, 2017.
Credit risk related contingent features of derivative instruments
Derivative contracts entered into to manage market risk often contain financial assurance provisions that allow parties to the contracts to manage credit risk. These provisions may require collateral to be provided if a credit-risk-related contingent event occurs, such as a downgrade in the Company's credit rating to non-investment grade.
Based on contracts in place and market prices at December 31, 2017, the aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a net liability position was $2 million (2016 – $19 million), for which the Company has provided collateral in the normal course of business of nil (2016 – nil). If the credit-risk-related contingent features in these agreements were triggered on December 31, 2017, the Company would have been required to provide additional collateral of $2 million (2016 – $19 million) to its counterparties. Collateral may also need to be provided should the fair value of derivative instruments exceed pre-defined contractual exposure limit thresholds.
The Company has sufficient liquidity in the form of cash and undrawn committed revolving bank lines to meet these contingent obligations should they arise.
Fair Value Hierarchy
The Company's financial assets and liabilities recorded at fair value have been categorized into three categories based on a fair value hierarchy.

Levels	How fair value has been determined

Level I
Quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date. An active market is a market in which frequency and volume of transactions provides pricing information on an ongoing basis.

Level II
Valuation based on the extrapolation of inputs, other than quoted prices included within Level I, for which all significant inputs are observable directly or indirectly.
Inputs include published exchange rates, interest rates, interest rate swap curves, yield curves and broker quotes from external data service providers.
This category includes interest rate and foreign exchange derivative assets and liabilities where fair value is determined using the income approach and commodity derivatives where fair value is determined using the market approach.
Transfers between Level I and Level II would occur when there is a change in market circumstances.

Level III
Valuation of assets and liabilities are measured using a market approach based on extrapolation of inputs that are unobservable or where observable data does not support a significant portion of the derivative's fair value. This category includes long-dated commodity transactions in certain markets where liquidity is low and the Company uses the most observable inputs available or, if not available, long-term broker quotes to estimate the fair value for these transactions. Valuation of options is based on the Black-Scholes pricing model.
Assets and liabilities measured at fair value can fluctuate between Level II and Level III depending on the proportion of the value of the contract that extends beyond the time frame for which significant inputs are considered to be observable. As contracts near maturity and observable market data becomes available, they are transferred out of Level III and into Level II.

The fair value of the Company's derivative assets and liabilities measured on a recurring basis, including both current and non-current portions for 2017, are categorized as follows:

at December 31, 2017	Quoted Prices in Active Markets (Level I)[1]	Significant Other Observable Inputs (Level II)[1]	Significant Unobservable Inputs (Level III)[1]	Total
(millions of Canadian $)

Derivative Instrument Assets:
Commodities	21	283	15	319
Foreign exchange	—	78	—	78
Interest rate	—	8	—	8
Derivative Instrument Liabilities:
Commodities	(27)	(193)	(22)	(242)
Foreign exchange	—	(212)	—	(212)
Interest rate	—	(5)	—	(5)
	(6)	(41)	(7)	(54)

1	There were no transfers from Level I to Level II or from Level II to Level III for the year ended December 31, 2017.
The fair value of the Company's derivative assets and liabilities measured on a recurring basis, including both current and non-current portions for 2016, are categorized as follows:

at December 31, 2016	Quoted Prices in Active Markets (Level I)[1]	Significant Other Observable Inputs (Level II)[1]	Significant Unobservable Inputs (Level III)[1]	Total
(millions of Canadian $)

Derivative Instrument Assets:
Commodities	134	326	19	479
Foreign exchange	—	26	—	26
Interest rate	—	4	—	4
Derivative Instrument Liabilities:
Commodities	(102)	(343)	(3)	(448)
Foreign exchange	—	(486)	—	(486)
Interest rate	—	(3)	—	(3)
	32	(476)	16	(428)

1	There were no transfers from Level I to Level II or from Level II to Level III for the year ended December 31, 2016.
The following table presents the net change in fair value of derivative assets and liabilities classified in Level III of the fair value hierarchy:

(millions of Canadian $, pre-tax)	2017	2016

Balance at beginning of year	16	9
Transfers out of Level III	(19)	(1)
Total (losses)/gains included in Net income	(17)	13
Sales	(5)	(3)
Settlements	18	(2)
Balance at end of year[1]	(7)	16

1	Revenues include unrealized losses attributed to derivatives in the Level III category that were still held at December 31, 2017 of $7 million (2016 — gains of $7 million).
A 10 per cent increase or decrease in commodity prices, with all other variables held constant, would result in a $2 million increase or decrease, respectively, in the fair value of outstanding derivative instruments included in Level III as at December 31, 2017.